Acquisitions and disposals - European Liberty Global assets (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Jul. 31, 2019
Acquisitions
Purchase of interests in subsidiaries, net of cash acquired	€ 136	€ 10,295	€ 87
Cash consideration	136	10,295
European Liberty Global assets
Acquisitions
Identifiable intangible assets				€ 5,818
Property, plant and equipment				4,737
Inventory				2
Trade and other receivables				856
Other investments				2
Cash and cash equivalents				109
Current and deferred taxation				(1,904)
Short and long-term borrowings				(9,527)
Trade and other payables				(1,066)
Post employment benefits				(40)
Provisions				(178)
Net identifiable liabilities acquired				(1,191)
Goodwill				11,504
Cash outflow				€ 10,313
Customer relationships	5,569
Brand	71
Software	178
Transaction costs	46
Revenue of acquiree since acquisition date		1,993
Loss of acquiree since acquisition date		247
Revenue of combined entity as if combination occurred at beginning of period	45,975
Loss of combined entity as if combination occurred at beginning of period	822
Cash consideration	0	10,313
Other acquisitions
Acquisitions
Cash outflow		108
Cash consideration	138	108
Aggregate consideration	178	276
Aggregate fair values of goodwill of the acquired operations	92	248
Aggregate fair values of assets of the acquired operations	445	113
Aggregate fair values of liabilities of the acquired operation	306	€ 85
Aggregate fair value of non-controlling interests of the acquired operation	53
Payments for acquisitions completed in prior periods	€ 138